Annual Fund Operating Expenses - Eagle Capital Select Equity ETF - Eagle Capital Select Equity ETF	Mar. 11, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.80%	[3]

[1]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Total Annual Fund Operating Expenses do not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund and exclude AFFE.
[2]	Eagle Capital Management, LLC (the "Adviser") has contractually agreed to waive its advisory fee and/or reimburse the Fund in an amount equal to the amount of AFFE incurred by the Fund during the period commencing November 1, 2025 and ending October 31, 2026, provided that such waiver and/or reimbursement shall be solely to the extent, and in the amount, that such AFFE exceeds 0.0049% of the Fund's average daily net assets over such period. The Adviser is not obligated to waive its advisory fee or otherwise reimburse the Fund for any expense incurred by the Fund other than AFFE incurred in excess of 0.0049% of the Fund's average daily net assets over the period commencing November 1, 2025 and ending October 31, 2026. To the extent that the Adviser waives its advisory fee and/or reimburses the Fund pursuant to the foregoing, it may seek reimbursement of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or reimbursed, but only to the extent that such recoupment does not cause the Fund's ordinary operating expenses to exceed the Fund's ordinary operating expense ratio after giving effect to the higher of (i) the expense limitation that was in place when the fees were waived and/or the expenses were reimbursed and (ii) any other expense limitation then in effect between the Adviser and the Fund. This contractual agreement may be amended or terminated prior to its expiration date only by agreement between the Adviser and the Fund, requiring, with respect to the Fund, the approval of a majority of the trustees of the Fund who are not interested persons of the Fund (as defined in the Investment Company Act of 1940, as amended); provided, however, that this contractual agreement will terminate automatically in the event of termination of the investment advisory agreement between the Adviser and the Fund
[3]	The expense information in the table has been restated using current fees (reflecting the adoption of the contractual fee waiver and/or expense reimbursement described above, which was executed on March 10, 2026, with an effective date of November 1, 2025) as if they had been in effect during the Fund's previous fiscal year.